UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: May 31, 2011

Item 1.	Reports to Stockholders.

SEI ALPHA STRATEGY PORTFOLIOS, LP

SEI LIBOR Plus Portfolio

Financial Statements

For the year ended

May 31, 2011

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2011

I.	Objective:

The SEI LIBOR Plus Portfolio (the “Portfolio”) seeks to maximize total return consistent with the preservation of capital and prudent investment management.

II.	Multi-Manager Approach:

The Portfolio uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Portfolio utilized the following sub-advisors as of May 31, 2011: Declaration Management & Research LLC and Brookfield Investment Management Inc.

III.	Market Review:

For the year ended May 31, 2011, most of the non-Treasury sectors of the U.S. fixed-income market saw spread compression and continued risk appetite. However, geopolitical concerns dominated headlines in the first half of 2011, including political tensions in the Middle East and North Africa, the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe.

In the U.S., the economic recovery continued, albeit at a slower pace, due to weak employment and soft consumer demand. The first-quarter U.S. gross domestic product (“GDP”) report showed that the economy grew at 1.9%, lower than the consensus expectation. Also, the market has sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve (the “Fed”) has kept its Fed funds rate target at near-zero to support the economy, although it will let the $600-billion quantitative easing (“QE2”) program expire as planned at the end of June 2011.

The Treasury market experienced high volatility during this period. Treasury yields initially backed up after the announcement of QE2, but rallied significantly in the second quarter of 2011 on weak economic data. Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected and event risk remained remote. Non-agency mortgage-backed securities (“MBS”) performed well because of attractive loss-adjusted yields, but turned weaker in the second quarter due to increased supply from the Fed’s Maiden Lane, LLC portfolio. Agency MBS outperformed duration-neutral Treasuries as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates.

IV.	Return vs. Benchmark:

For the year ended May 31, 2011, the Portfolio outperformed the Bank of America Merrill Lynch 3-Month LIBOR Constant-Maturity Index (“Index”), returning 4.78% versus the Index return of 0.41%.

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2011

V.	Fund Attribution:

The Portfolio’s outperformance was driven by the sector allocation and security selection in the non-Treasury sectors, including non-agency MBS, commercial MBS, asset-backed securities and corporate securities. The Portfolio utilized Treasury futures to efficiently manage the duration and yield-curve exposure.

Average Annual Total Return[1]
	1 Year Return	3 Year Return	Annualized Inception to Date
SEI LIBOR Plus Portfolio	4.78%	(8.93)%	(9.04)%

Comparison of change in the value of $100,000 investment in the SEI LIBOR Plus Portfolio versus the BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index

[1]

For the period ended 5/31/11. Past performance is no indication of future performance. Portfolio Shares were offered beginning 8/31/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay of fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 47.2%
Agency Mortgage-Backed Obligations — 13.4%
FHLMC ARM (A)
3.396%, 03/01/36	$6,240	$6,541
2.709%, 06/01/35	5,743	5,990
2.185%, 10/01/35	2,595	2,716
FHLMC REMIC, Ser 2007-3335, Cl BF
0.348%, 07/15/19(A)	2,970	2,963
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/40	7,834	8,459
FHLMC TBA
5.500%, 06/01/33	2,520	2,729
5.000%, 06/12/41	1,180	1,254
FNMA
6.000%, 07/01/37	3,533	3,904
FNMA ARM (A)
5.204%, 09/01/38	1,699	1,826
2.977%, 10/01/33	1,622	1,707
2.938%, 09/01/34	2,082	2,183
2.894%, 10/01/33	1,357	1,424
2.890%, 10/01/33	1,120	1,177
2.692%, 10/01/35	4,980	5,227
2.679%, 05/01/34	1,353	1,405
2.620%, 04/01/34	3,205	3,362
2.618%, 08/01/34	3,829	4,001
2.556%, 06/01/35	1,661	1,750
2.543%, 05/01/35	5,694	5,958
2.517%, 05/01/35	2,150	2,261
2.456%, 04/01/33	873	911
2.449%, 10/01/24	1,129	1,187
2.421%, 10/01/33	2,072	2,164
2.379%, 01/01/34	1,959	2,055
2.296%, 06/01/35	1,122	1,159
2.185%, 09/01/33	2,456	2,560
2.090%, 07/01/34	3,259	3,402
2.088%, 07/01/34	1,559	1,628
1.958%, 02/01/35	3,711	3,824
1.952%, 03/01/35	4,174	4,341
FNMA, Ser 2011-406, IO
4.000%, 01/25/41(A)	4,170	974

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA ARM (A)
2.022%, 12/20/60	$3,954	$4,145
1.680%, 09/20/60 to 11/20/60	5,222	5,300
1.408%, 11/20/60	4,153	4,193
1.367%, 12/20/60	4,464	4,542
GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/27	6,728	6,794
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.659%, 10/07/20 (A)	4,938	4,944
NCUA Guaranteed Notes CMO, Ser 2011-R6
0.593%, 05/07/20 (A)	5,000	5,000

		125,960

Non-Agency Mortgage-Backed Obligations — 33.8%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (B)	336	138
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.832%, 06/25/35 (A)	1,459	1,130
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/35 (C)	6,232	6,285
Banc of America Commercial Mortgage, Ser 2005-2, IO
0.450%, 07/10/43 (A)	46,513	141
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	691	691
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	6,294	6,302
Banc of America Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	5,178	5,283
Banc of America Commercial Mortgage, Ser 2007-2, Cl A4
5.826%, 04/10/49 (A)	900	977
Banc of America Funding, Ser 2004-C, Cl 2A2
3.012%, 12/20/34 (A)	1,680	1,483

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Funding, Ser 2010-R4A, Cl 6A1
0.397%, 01/26/37 (A) (B)	$4,346	$4,198
Banc of America Funding, Ser 2010-R11A, Cl 4A6
5.162%, 11/26/36 (A) (B)	9,145	9,082
Banc of America Mortgage Securities, Ser 2003-5, Cl 1A36
5.000%, 07/25/33	155	155
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.177%, 12/28/37 (A)	3,778	290
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	3,267	3,311
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2, IO
1.208%, 02/11/41 (A) (B)	71,436	580
Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Cl A4
4.320%, 02/13/46	2,930	2,935
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/42	6,324	6,330
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.906%, 06/11/40 (A)	3,000	3,330
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl A1
5.422%, 09/11/42	5,095	5,139
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
6.177%, 09/11/42 (A) (B)	548	286
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
6.177%, 09/11/42 (A) (B)	955	281
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.494%, 12/25/36 (A)	101	18
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.919%, 02/25/37 (A)	4,829	4,729

Citicorp Mortgage Securities, Ser 2004-5, Cl 1A29
4.750%, 08/25/34	912	913
Citicorp Mortgage Securities, Ser 2004-8, Cl 3A1
5.250%, 10/25/34	2,741	2,777
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/20	1,229	1,255
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/37	1,708	1,677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
5.586%, 11/25/38 (A)	$6,826	$6,894
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	1,990	2,125
Commercial Mortgage Pass- Through Certificates, Ser 2004- LB4A, IO
0.884%, 10/15/37 (A) (B)	111,076	408
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/18	3,686	3,786
Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.071%, 12/20/46 (A)	325	318
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	529	538
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-14, Cl A16
5.500%, 06/25/33	746	747
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.594%, 08/25/33 (A)	882	839
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	740	745
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	3,348	3,451
Countrywide Home Loan Mortgage Pass-Though Trust, Ser 2005-5, Cl A6
5.500%, 03/25/35	1,316	1,316
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl B1
5.500%, 12/25/35	682	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	3,724	153

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.542%, 02/20/36 (A)	316	18
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-17, Cl M
6.016%, 10/25/37 (A)	3,831	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008-2R, Cl A1
6.000%, 12/25/36	1,267	1,222

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
3.096%, 11/25/32 (A)	$1,126	$1,116
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	2,044	2,075
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
6.018%, 06/15/38 (A)	112	124
Credit Suisse Mortgage Capital Certificates, Ser 2007-C3, Cl A4
5.905%, 06/15/39 (A)	160	174
Credit Suisse Mortgage Capital Certificates, Ser 2010-RR1, Cl 2B
5.695%, 09/15/40 (A) (B)	140	142
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/36 (B) (C)	2,937	3,069
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.461%, 06/28/47 (A) (B)	3,078	3,078
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	3,873	4,056
Extended Stay America Trust, Ser 2010-ESHA, IO
3.330%, 01/05/13 (A) (B)	96,579	4,507
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.796%, 02/25/48 (A) (B)	13,262	13,285
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.746%, 11/29/37 (A) (B)	3,106	3,106
FDIC Stuctured Sale Guaranteed Notes, Ser 2010-S2, Cl 2A
2.570%, 07/29/47 (B)	1,630	1,609
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.375%, 05/25/35 (A)	626	495
First Horizon Asset Securities, Ser 2003-8, Cl 1A3
5.000%, 10/25/33	5,184	5,257
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	1,463	1,464
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	5,367	5,411
GMAC Mortgage Loan Trust, Ser 2004-J3, Cl A1
5.250%, 07/25/34	408	408
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	1,380	1,491
GS Mortgage Securities II, Ser 2010-C2, IO
0.699%, 12/10/43 (A) (B)	62,324	1,956

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities II , Ser 2011-ALF, IO
3.364%, 02/10/21 (A) (B)	$18,992	$1,381
GS Mortgage Securities II, Ser 2011-GC3, IO
1.345%, 03/10/21 (A) (B)	48,626	2,969
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.594%, 10/25/32 (A)	729	690
GSR Mortgage Loan Trust, Ser 2005-3F, Cl 1A2
5.500%, 03/25/35	1,454	1,478
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.044%, 01/25/35 (A)	1,025	915
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.876%, 04/25/35 (A)	1,519	1,214
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.561%, 11/19/34 (A)	229	157
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
1.946%, 06/20/35 (A) (B)	1,091	49
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.514%, 07/25/35 (A)	1,723	1,383
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.794%, 03/25/35 (A)	847	705
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A2
4.223%, 01/15/42	424	424
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.458%, 09/12/37 (A)	1,188	1,216
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3A1
4.824%, 09/12/37	697	701
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2
4.625%, 03/15/46	3,796	3,839
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A1
4.871%, 10/15/42	2,006	2,007
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, Cl A2
5.198%, 12/15/44	8,881	9,043
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A2
6.047%, 04/15/45 (A)	1,838	1,836
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- CNTR, IO
2.279%, 08/05/32 (A) (B)	15,377	2,079

-

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C3, IO
1.364%, 02/16/46 (A) (B)	$41,387	$3,065
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.784%, 12/25/34 (A)	1,943	1,941
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/34	3,748	3,900
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (A)	1,324	1,325
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	6,440	6,548
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	3,059
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.897%, 11/21/34 (A)	5,064	5,059
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	1,410	1,423
Master Asset Securitization Trust, Ser 2004-4, Cl 2A4
5.250%, 02/25/15	1,912	1,910
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/35	9,324	9,322
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.625%, 02/25/35 (A)	2,215	2,171
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.739%, 07/25/35 (A)	1,538	998
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
2.744%, 06/25/35 (A)	1,040	1,017
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A3
5.289%, 01/12/44 (A)	4,880	5,015
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/47	4,109	4,294
Morgan Stanley Capital I, Ser 2007-IQ13, Cl A4
5.364%, 03/15/44	1,000	1,070
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.795%, 06/11/42 (A)	1,210	1,360
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.280%, 01/11/43	670	776
Morgan Stanley Capital I, Ser IQ11, Cl A3
5.693%, 10/15/42 (A)	1,703	1,773
Morgan Stanley Capital I, Ser IQ14, Cl A4
5.692%, 04/15/49 (A)	1,700	1,836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.944%, 11/25/34 (A)	$2,278	$2,066
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4B
6.002%, 08/12/45 (A) (B)	100	104
Morgan Stanley Reremic Trust, Ser 2010-GG10, Cl A4B
6.002%, 08/15/45 (A) (B)	690	717
NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.586%, 12/07/20 (A)	1,745	1,750
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/38 (A)	4,460	4,023
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.694%, 03/25/33 (A)	585	582
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.865%, 08/25/22 (A)	2,727	2,557
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/33	551	570
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	1,120	1,126
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/19	4,865	4,951
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	430	74
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/33	1,256	1,347
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	3,638	3,670
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.632%, 04/25/35 (A)	3,352	2,466
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.314%, 10/25/46 (A)	7,280	7,237
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	2,811	2,810
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.290%, 12/15/44 (A)	5,520	5,645
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A2
5.684%, 05/15/43 (A)	409	408
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.889%, 05/15/43 (A)	1,700	1,740

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/43	$770	$816
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.709%, 10/25/33 (A)	234	228
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.719%, 04/25/47 (A)	7,454	4,370
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-RS2, Cl A1
5.000%, 11/25/33	5,065	5,123
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	1,145	1,149
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
2.771%, 09/25/35 (A)	3,719	3,642
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-12, Cl A1
4.750%, 11/25/18	1,343	1,384
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-N, Cl 1A1
4.558%, 12/25/33 (A)	265	268
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-6, Cl A13
0.644%, 06/25/34 (A)	614	605
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.871%, 05/25/34 (A)	1,543	1,581
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A7
4.757%, 07/25/34 (A)	4,140	4,192
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.859%, 08/25/34 (A)	7,388	7,511
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (A)	249	240
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.787%, 10/25/35 (A)	2,747	2,646
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-3, Cl A11
5.500%, 03/25/36	1,341	1,323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-10, Cl A19
6.000%, 08/25/36	$501	$496
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-16, Cl A13
5.000%, 11/25/36	500	502
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-7, Cl A38
6.000%, 06/25/37	311	298
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, IO
1.192%, 02/15/44 (A) (B)	32,088	1,974

		317,238

Total Mortgage-Backed Securities (Cost $459,750) ($ Thousands)		443,198

ASSET-BACKED SECURITIES — 38.4%

Automotive — 5.3%
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	1,334	1,334
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	1,683	1,687
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	5,000	5,012
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	6,000	6,008
AmeriCredit Prime Automobile Receivable Trust, Ser 2009-1, Cl A2
1.400%, 11/15/12	68	68
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	3,946	3,972
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	4,116	4,147
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.348%, 09/15/14 (A) (B)	5,055	5,106
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (B)	2,036	2,040
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	3,820	3,852
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.348%, 01/15/15 (A) (B)	11,045	11,169
Wachovia Auto Owner Trust, Ser 2008-A, Cl A3A
4.810%, 09/20/12	62	62

7

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wheels SPV LLC, Ser 2009-1, Cl A
1.748%, 03/15/18 (A) (B)	$5,008	$5,037

		49,494

Credit Cards — 8.5%
American Express Credit Account Master Trust, Ser 2005-7, Cl A
0.268%, 03/16/15 (A)	109	109
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.238%, 02/17/15 (A)	4,819	4,814
American Express Credit Account Master Trust, Ser 2007-8, Cl A
0.498%, 05/15/15 (A)	4,170	4,180
American Express Credit Account Master Trust, Ser 2008-7, Cl A
1.498%, 03/15/16 (A)	1,550	1,589
American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.548%, 12/15/14 (A)	20,610	20,844
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.448%, 03/15/17 (A)	2,016	2,079
American Express Issuance Trust, Ser 2007-2, Cl A
0.448%, 07/15/13 (A)	655	656
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.228%, 11/15/13 (A)	3,450	3,450
Bank of America Credit Card Trust, Ser 2006-A14, Cl A14
0.258%, 04/15/16 (A)	900	897
Bank of America Credit Card Trust, Ser 2007-A6, Cl A6
0.258%, 09/15/16 (A)	1,126	1,120
Bank of America Credit Card Trust, Ser 2008-A5, Cl A5
1.398%, 12/16/13 (A)	5,000	5,006
Chase Issuance Trust, Ser 2004-A8, Cl A8
0.318%, 09/15/15 (A)	514	514
Chase Issuance Trust, Ser 2005-A11, Cl A
0.268%, 12/15/14 (A)	1,770	1,768
Chase Issuance Trust, Ser 2006-A5, Cl A
0.218%, 11/15/13 (A)	662	662
Chase Issuance Trust, Ser 2007-A9, Cl A9
0.228%, 06/16/14 (A)	873	872
Chase Issuance Trust, Ser 2007-A10, Cl A10
0.238%, 06/16/14 (A)	4,360	4,355
Chase Issuance Trust, Ser 2007-A16, Cl A16
0.610%, 06/16/14 (A)	344	345
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.348%, 11/25/13 (A)	11,415	11,415
Citibank Credit Card Issuance Trust, Ser 2005-A8, Cl A8
0.266%, 10/20/14 (A)	142	142

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2006-A1, Cl A1
0.308%, 02/09/15 (A)	$232	$231
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.546%, 08/20/14 (A)	3,765	3,775
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.948%, 03/17/14 (A)	5,477	5,549
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.748%, 05/15/14 (A)	1,000	1,014
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.748%, 01/15/17 (A)	4,000	4,022

		79,408

Mortgage Related Securities — 7.4%
ACE Securities, Ser 2005-HE2, Cl M3
0.674%, 04/25/35 (A)	2,235	2,016
Aegis Asset-Backed Securities Trust, Ser 2005-2, Cl M1
0.614%, 06/25/35 (A)	450	390
Argent Securities, Ser 2005-W2, Cl A2B1
0.394%, 10/25/35 (A)	1,545	1,419
Argent Securities, Ser 2006-W2, Cl A2B
0.384%, 03/25/36 (A)	1,698	820
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
0.944%, 03/25/34 (A)	367	199
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.304%, 10/25/36 (A) (B)	498	496
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.354%, 11/25/36 (A)	1,085	519
Asset-Backed Securities Home Equity, Ser 2005-HE2, Cl M1
0.644%, 02/25/35 (A)	289	268
Asset-Backed Securities Home Equity, Ser 2005-HE5, Cl M1
0.624%, 06/25/35 (A)	3,378	3,334
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M3
0.724%, 07/25/35 (A)	443	313
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.364%, 03/25/36 (A)	3,238	2,376
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.541%, 06/28/44 (A)	2,027	1,936
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37 (C)	2,000	2,009

8

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE5, Cl M1
0.644%, 06/25/35 (A)	$2,122	$2,092
Citicorp Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/37 (B) (C)	6,769	6,901
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/34	101	102
Citigroup Mortgage Loan Trust, Ser 2007-WFH1
0.294%, 01/25/37 (A)	1,959	1,901
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/35 (C)	1,240	1,237
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	1,649	1,625
GSAA Trust, Ser 2005-1, Cl AF2
4.316%, 11/25/34 (A)	1,160	1,163
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (C)	11,795	2,408
HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.446%, 11/20/36 (A)	3,000	2,396
IXIS Real Estate Capital Trust, Ser 2005-HE2, Cl M2
0.644%, 09/25/35 (A)	2,845	2,831
Master Asset-Backed Securities Trust, Ser 2003-OPT1, Cl M2
2.969%, 12/25/32 (A)	581	536
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.244%, 08/25/33 (A)	331	315
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.424%, 02/25/36 (A)	1,808	1,580
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.344%, 08/25/36 (A)	4,210	1,671
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.534%, 09/25/35 (A)	4,151	4,015
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.614%, 03/25/35 (A)	589	502
Morgan Stanley ABS Capital I, Ser 2005-WMC3, Cl M3
0.664%, 03/25/35 (A)	467	407
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.354%, 04/25/36 (A)	3,791	2,554
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.294%, 10/25/36 (A)	6,182	4,181
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.619%, 02/25/33 (A)	152	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.194%, 04/25/33 (A)	$103	$54
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV1
0.254%, 06/25/37 (A)	495	487
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.234%, 07/25/36 (A)	211	201
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.404%, 12/25/35 (A)	2,724	2,312
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.294%, 02/25/37 (A)	1,000	639
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.514%, 01/25/36 (A)	2,800	2,129
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.536%, 12/25/33	1,567	1,606
Soundview Home Equity Loan Trust, Ser 2006-OPT4, Cl 2A2
0.284%, 06/25/36 (A)	332	329
Soundview Home Equity Loan Trust, Ser 2007-NS1
0.314%, 01/25/37 (A)	5,922	5,756
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI5
4.890%, 05/25/34 (A)	1,373	1,385

		69,520

Non-Agency Mortgage-Backed Obligations — 3.4%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.586%, 11/25/34 (A)	1,295	1,253
Cendant Mortgage, Ser 2003-2P, Cl A5
5.477%, 02/25/33 (A) (B)	10,762	10,905
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.938%, 02/25/37 (A)	775	761
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	3,962	3,986
GS Mortgage Securities II, Ser 2011-ALF, Cl C
3.563%, 02/10/21 (B)	2,250	2,272
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 6A1
5.250%, 07/25/35 (A)	1,502	1,513
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.790%, 08/12/41 (A)	3,525	3,796
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/45	463	464

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/19	$968	$1,000
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
4.884%, 09/25/34 (A)	4,330	4,253
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.098%, 05/25/35 (A)	2,004	2,001

		32,204

Other Asset-Backed Securities — 13.8%
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.068%, 01/15/16 (A)	6,500	6,529
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.394%, 05/25/35 (A)	856	838
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35 (C)	2,506	2,524
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.277%, 11/25/35 (C)	8,401	8,727
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.414%, 12/25/35 (A)	5,502	5,337
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.424%, 01/25/36 (A)	1,046	1,037
Argent Securities, Ser 2005-W4, Cl A2C
0.494%, 02/25/36 (A)	667	663
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.344%, 08/25/36 (A)	448	444
Bear Stearns Asset-Backed Securities Trust, Ser 2006-SD2, Cl A2
0.394%, 06/25/36 (A)	1,582	1,557
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.514%, 10/25/35 (A)	2,703	2,535
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	1,418	1,404
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A3
5.563%, 09/25/36 (C)	505	507
Citicorp Residential Mortgage Securities, Ser 2006-3, Cl A3
5.610%, 11/25/36 (C)	207	207
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.344%, 10/25/36 (A)	6,037	5,663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/33 (A)	$7,215	$7,749
Conseco Financial, Ser 1996-6, Cl A6
7.950%, 09/15/27	1,894	1,997
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 10/15/27 (A)	1,117	1,171
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/28	211	231
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.424%, 09/25/34 (A)	71	67
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.664%, 02/25/36 (A)	413	365
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.404%, 08/25/35 (A)	562	559
Countrywide Asset-Backed Certificates, Ser 2007-9, Cl 2A1
0.254%, 06/25/47 (A)	228	224
Crest Ltd., Ser 2002-IGA, Cl A
0.172%, 07/28/17 (A) (B)	880	873
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF5, Cl M1
0.644%, 03/25/35 (A)	747	724
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.444%, 06/25/36 (A)	20,000	862
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF10, Cl A6
0.244%, 07/25/36 (A)	52	52
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.314%, 09/25/26 (A)	537	131
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.324%, 12/25/26 (A)	218	29
Ford Credit Floorplan Master Owner Trust, Ser 2011-1
0.798%, 02/15/16 (A)	5,000	5,007
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.674%, 06/25/35 (A)	649	639
Green Tree Financial, Ser 1996-3, Cl A6
7.850%, 05/15/27 (A)	3,249	3,457
Green Tree Financial, Ser 1997-2, Cl A6
7.240%, 06/15/28 (A)	4,358	4,766

10

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Green Tree Financial, Ser 1997-7, Cl A7
6.960%, 07/15/29 (A)	$812	$876
Green Tree, Ser 2008-MH1, Cl A1
7.000%, 04/25/38 (A) (B)	4,110	4,209
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/20	4,034	4,115
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.564%, 07/25/45 (A)	663	651
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.574%, 09/25/35 (A)	504	487
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.774%, 11/25/35 (A)	3,787	3,023
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 05/15/14	3,273	3,349
Lehman XS Trust, Ser 2006-19, Cl A1
0.294%, 12/25/36 (A)	12	11
Lehman XS Trust, Ser 2006-20, Cl A1
0.294%, 01/25/37 (A)	116	109
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.894%, 10/25/37 (A)	1,214	1,192
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/37	1,028	1,057
Mid-State Trust, Ser 2010-1, Cl M
5.250%, 12/15/45 (B)	928	928
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.514%, 11/25/35 (A)	5,829	5,150
Morgan Stanley ABS Capital I, Ser 2005-WMC1, Cl M1
0.899%, 01/25/35 (A)	987	981
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.444%, 12/25/35 (A)	6,051	5,023
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (B)	3,250	3,260
Origen Manufactured Housing, Ser 2005-B, Cl A4
5.910%, 01/15/37	708	769
Park Place Securities, Ser 2004- WCW1, Cl M1
0.824%, 09/25/34 (A)	4,358	4,276
Park Place Securities, Ser 2004- WWF1, Cl M2
0.874%, 12/25/34 (A)	313	294
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.674%, 08/25/35 (A)	3,805	3,598

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Popular ABS Mortgage Pass- Through Trust, Ser 2006-D, Cl A2
0.354%, 11/25/46 (A)	$637	$584
RAAC, Ser 2005-RP2, Cl A
0.544%, 06/25/35 (A) (B)	1,073	1,070
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/32 (C)	1,779	1,769
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.384%, 02/25/36 (A)	1,694	1,342
SACO I, Ser 2005-9, Cl A1
0.694%, 12/25/35 (A)	2,854	967
SACO I, Ser 2005-WM3, Cl A1
0.714%, 09/25/35 (A)	1,448	629
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.674%, 01/25/36 (A)	2,665	2,620
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.484%, 08/25/35 (A)	514	509
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.344%, 12/25/36 (A)	3,200	1,240
Soundview Home Equity Loan Trust, Ser 2005-DO1, Cl M1
0.614%, 05/25/35 (A)	885	877
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.494%, 11/25/35 (A)	1,332	1,270
Specialty Underwriting & Residential Finance, Ser 2005- AB3, Cl A2B
0.444%, 09/25/36 (A)	1,499	1,461
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/35 (C)	1,436	1,437
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.314%, 10/25/36 (A) (B)	47	46
Structured Asset Securities, Ser 2007-BC2, Cl A3
0.324%, 03/25/37 (A)	1,189	990
Terwin Mortgage Trust, Ser 2006- 17HE, Cl A2A
0.274%, 01/25/38 (A) (B)	92	76
Wells Fargo Home Equity Trust, Ser 2006-1
0.344%, 05/25/36 (A)	2,321	2,277

		129,397

Total Asset-Backed Securities (Cost $399,916) ($ Thousands)		360,023

CORPORATE OBLIGATIONS — 4.4%

Consumer Discretionary — 1.4%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	2,000	2,688

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Daimler Finance North America LLC MTN
5.750%, 09/08/11	$5,845	$5,927
Macy’s Retail Holdings
6.650%, 07/15/24	2,000	2,315
Time Warner
7.570%, 02/01/24	1,000	1,240
Wyndham Worldwide
6.000%, 12/01/16	2,000	2,136

		14,306

Consumer Staples — 0.1%
Kraft Foods
5.625%, 11/01/11	851	868

Energy — 0.3%
Kerr-McGee
6.875%, 09/15/11	1,327	1,350
TransCanada Pipelines,Ltd.
6.350%, 05/15/67 (A)	1,000	1,021

		2,371

Financials — 0.3%
Health Care REIT
5.250%, 01/15/22	1,000	1,009
SLM MTN
6.250%, 01/25/16	500	524
WPP Finance
8.000%, 09/15/14	1,000	1,179

		2,712

Industrials — 0.5%
BNSF Funding Trust I
6.613%, 12/15/55 (A)	2,000	2,078
Legrand France
8.500%, 02/15/25	2,000	2,580

		4,658

Materials — 0.2%
Dow Chemical
8.550%, 05/15/19	1,400	1,823

Telecommunication Services — 1.5%
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,000	1,406
Michigan Bell Telephone
7.850%, 01/15/22	1,200	1,479
SBA Tower Trust
4.254%, 04/15/15 (B)	4,000	4,197
Telecom Italia Capital
6.200%, 07/18/11	4,642	4,673
Telefonica Emisiones
5.984%, 06/20/11	2,075	2,080

		13,835

Utilities — 0.1%
Dominion Resources
7.500%, 06/30/66 (A)	1,000	1,060

Total Corporate Obligations (Cost $40,599) ($ Thousands)		41,633

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS — 1.3%

Other Asset-Backed Securities — 1.3%
1776 CLO, Ser 2006-1A, Cl B
0.718%, 05/08/20 (A) (B)	$5,000	$4,295
AMMC CDO, Ser 2004-3A
0.644%, 07/25/16 (A) (B)	892	861
Gale Force CLO, Ser 2007-3A, Cl A1
0.515%, 04/19/21 (A) (B)	2,600	2,464
Symphony CLO, Ser 2007-3A, Cl A1A
0.501%, 05/15/19 (A) (B)	2,500	2,375
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.591%, 02/17/17 (A) (B)	1,910	1,853

Total Collateralized Debt Obligations (Cost $12,300) ($ Thousands)		11,848

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills
0.444%, 07/14/11	625	625

Total U.S. Treasury Obligation (Cost $625) ($ Thousands)		625

CASH EQUIVALENT — 8.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%*	82,108,441	82,108

Total Cash Equivalent (Cost $82,108) ($ Thousands)		82,108

Total Investments — 100.2% (Cost $995,298)($ Thousands)		$939,435

A summary of outstanding futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Note	(148)	Sep-2011	$(89)
U.S. 10-Year Note	(236)	Sep-2011	(198)
U.S. Long Treasury Bond	(35)	Sep-2011	(38)

			$(325)

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $937,995 ($ Thousands)

*	Investment in affiliated security (see Note 3). Rate shown is the 7-day effective yield as of May 31, 2011.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2011.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2011

SEI LIBOR Plus Portfolio

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2011. The coupon on a step bond changes on a specified date.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

TBA — To Be Announced

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investment in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$443,198	$—	$443,198
Asset-Backed Securities	—	360,023	—	360,023
Corporate Obligations	—	41,633	—	41,633
Collateralized Debt Obligations	—	11,848	—	11,848
U.S. Treasury Obligation	—	625	—	625
Cash Equivalent	82,108	—	—	82,108

Total Investment in Securities	$82,108	$857,327	$—	$939,435

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(325)	$—	$—	$(325)

*	Futures Contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Alpha Strategy Porfolios, LP

Statement of Assets and Liabilities ($ Thousands)

May 31, 2011

SEI LIBOR Plus Portfolio
Assets
Investments, at value (cost $913,190)	$857,327
Affiliated investment, at value (cost $82,108)	82,108
Cash	23
Interest receivable	3,243
Prepaid expenses	3

Total assets	942,704

Liabilities
Securities purchased payable	4,390
Advisory fees payable	107
Payable for variation margin	62
Administration fees payable	40
Trustees fees payable	5
Chief Compliance Officer fees payable	2
Accrued expenses and other liabilities	103

Total liabilities	4,709

Net assets	$937,995

Net Assets:
Paid-in-capital (unlimited authorization - no par value)	$1,405,735
Undistributed net investment income	160,317
Accumulated net realized loss on investments and futures contracts	(571,869)
Net unrealized depreciation on investments	(55,863)
Net unrealized depreciation on futures contracts	(325)

Net assets	$937,995

Net asset value per share (based on 133,743,067 shares outstanding)*	$7.01

*	Shares are not rounded to thousands.

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Statement of Operations ($ Thousands)

For the year ended May 31, 2011

SEI LIBOR Plus Portfolio
Investment income:
Interest	$24,237
Dividends from affiliated security	75

Total investment income	24,312

Expenses:
Advisory fees	2,592
Administration fees	432
Trustee fees	18
Chief Compliance Officer fees	4
Professional fees	81
Custody fees	34
Printing expense	6
Other expenses	64

Total expenses	3,231

Waivers of expenses:
Advisory fees	(1,312)
Administration fees	(432)

Net expenses	1,487

Net investment income	22,825

Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Investments	(36,130)
Futures contracts	(1,843)
Net change in unrealized appreciation (depreciation) on:
Investments	55,892
Futures contracts	(421)

Net realized and unrealized gain from investments	17,498

Net increase in net assets resulting from operations	$40,323

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Statement of Changes in Net Assets ($ Thousands)

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2011	Year Ended May 31, 2010
Increase in net assets from operations:
Net investment income	$22,825	$26,902
Net realized loss from investments, futures contracts and swap contracts	(37,973)	(111,550)
Net change in unrealized appreciation on investments, futures contracts and swap contracts	55,471	187,466
Net change in unrealized depreciation on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	(58)

Net increase in net assets resulting from operations	40,323	102,760

Capital
Capital subscriptions	100,749	188,700
Capital redemptions	(45,294)	(123,500)

Net increase in net assets resulting from capital	55,455	65,200

Net increase in net assets	95,778	167,960

Net assets beginning of year	842,217	674,257

Net assets end of year (Including undistributed net investment income of $160,317 and $137,492, respectively)	$937,995	$842,217

Amounts designated as “–” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Financial Highlights

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	August 31, 2007† to May 31, 2008
These financial highlights reflect data for a share outstanding throughout the period:
Net asset value, beginning of period	$6.69	$5.91	$9.28	$10.00

Investment operations
Net investment income (a)	0.18	0.20	0.36	0.37
Net realized and unrealized gain (loss) on securities (a)	0.14	0.58	(3.73)	(1.09)

Total from investment operations	0.32	0.78	(3.37)	(0.72)

Net asset value, end of period	$7.01	$6.69	$5.91	$9.28

Total Return(b)	4.78%	13.20%	(36.31)%	(7.20)%

Net assets, end of period (000)	$937,995	$842,217	$674,257	$1,575,733

Ratios to average net assets:
Expenses, net of waivers	0.17%	0.22%	0.19%	0.16	%(c)
Expenses, gross of waivers	0.37%	0.38%	0.38%	0.38	%(c)
Net investment income	2.64%	3.16%	4.77%	5.25	%(c)
Portfolio turnover(b)	70%	229%	282%	264%

†	Commencement of operations.
(a)	Calculated based on average shares outstanding during the period.
(b)	Returns and turnover rates are for the period indicated and have not been annualized.
(c)	Annualized.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(1)	Organization and Nature of Operations

SEI Alpha Strategy Portfolios, LP (the “Fund”) is a Delaware limited partnership established on May 22, 2007 and commenced operations on August 31, 2007 pursuant to its Agreement of Limited Partnership dated June 29, 2007. The Partnership Agreement permits the Fund to offer separate series (“series”) of units of limited partnership interest (“shares”) and separate classes of shares of such series. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients (“Clients”) of SEI Investments Management Corporation (“SIMC” or the “Investment Adviser”) the investment adviser to the Fund. The Fund intends to establish various series that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s Clients.

The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the “Portfolio”), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio’s investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the BofA Merrill Lynch 3-Month LIBOR (London Interbank Offered Rate) Constant-Maturity Index.

As of May 31, 2011, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)	Significant Accounting Policies

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Directors. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Portfolio’s Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the investment adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants, for which the primary market is a national securities exchange, are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended May 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of investment classifications, refer to the Schedule of Investments.

For the year ended May 31, 2011, there have been no significant changes to the Portfolio’s fair valuation methodologies.

(c)	Security Transactions, Investment Income and Realized Gain and Loss

Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (continued)

(c)	Security Transactions, Investment Income and Realized Gain and Loss (continued)

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

(d)	Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until the repurchase date of the repurchase agreement. The Portfolio also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Portfolio’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. As of May 31, 2011, the Portfolio had not entered into any repurchase agreements.

(e)	Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

(f)	Futures Contracts

The Portfolio utilized futures contracts during the year ended May 31, 2011. The Portfolio purchased future contracts to gain exposure to market changes, which was more efficient or cost effective than actually buying the securities. The Portfolio’s investments in futures contracts were for tactical hedging purposes as well as to enhance the Portfolio’s returns.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (continued)

(f)	Futures Contracts (continued)

Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral initial margin deposits of cash or securities as required by the exchange on which the contract is traded. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses in the Statement of Operations. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

(g)	Options/Swaptions Writing/Purchasing

The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio’s returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

As of May 31, 2011, the Portfolio did not hold any options/swaptions.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (continued)

(h)	Swap Agreements

The Portfolio may enter into swap contracts to manage interest rate risk and credit risk. The portfolio’s investments in swap contracts would be mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total return swaps allow an investor to benefit from the cash flow from a security, without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio’s exposure to interest rates.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (continued)

(h)	Swap Agreements (continued)

The Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and the counterparty.

Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements, cash and securities may be set aside as collateral by the Portfolio’s custodian. The Portfolio enters into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio’s value from changes in interest rates, or to expose the Portfolio to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

As of May 31, 2011, the Portfolio did not hold any swap contracts.

(i)	Delayed Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(2)	Significant Accounting Policies (concluded)

(j)	Collateralized Debt Obligations

The Portfolio invests in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(k)	Dividends and Distributions to Shareholders

The Portfolio allocates its net income daily as a dividend and is paid daily. Such dividends are allocated among the limited partners based upon each limited partner’s respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

(3)	Investment Adviser, Administrator and Other Transactions

SIMC serves as Investment Adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective June 1, 2010, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.17% of the Portfolio’s average net assets.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(3)	Investment Adviser, Administrator and Other Transactions (continued)

Prior to June 1, 2010, SIMC had voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, would not exceed 0.22% of the Portfolio’s average net assets. SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC and Brookfield Investment Management, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio’s Net Asset Value, which is accrued daily and is paid monthly in arrears. The Administrator has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio will not exceed 0.17% of the Portfolio’s average net assets

Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. (“SIDCo.”) acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

The Portfolio may purchase securities of certain companies with which it is affiliated. Such investments are considered an “Investment in affiliated securities” and are disclosed on the Schedule of Investments.

The SEC has granted an exemption that permits the Fund to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended May 31, 2011, the Fund did not use the Program.

(4)	Allocation of Profits and Losses

For federal income tax purposes, the Portfolio’s items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take into account equitably of the variations between the Portfolio’s tax basis in and book value of its assets. Items of income, deduction, gain and loss for federal income tax purposes are allocated among the limited partners based upon each limited partner’s respective ownership percentage.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Continued)

(5)	Capital Subscriptions and Redemptions

Shares of the Portfolio may be issued on any day that the New York Stock Exchange (“NYSE”) is open for business (a “business day”). The Portfolio calculates its net asset value (“NAV”) once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

Share transactions of the Portfolio for the year ended May 31, 2011, were as follows (Thousands):

Shares Issued	14,549
Shares Redeemed	(6,724)

Total Share Transactions	7,825

(6)	Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the year ended May 31, 2011 were as follows ($ Thousands):

	U.S. Gov’t	Other	Total
Purchases	$91,463	$408,763	$500,226
Sales and Maturities	74,286	426,997	501,283

(7)	Federal Tax Information

The Fund’s taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund’s earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2011, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2011

(Concluded)

(7)	Federal Tax Information (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at May 31, 2011, were as follows ($ Thousands):

Federal Tax cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$ 995,298	$8,677	$(64,540)	$(55,863)

(8)	Concentrations/Risks

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications by the Portfolio to the counterparty of the contract. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The Portfolio concentrates its investments in Mortgage-Backed Obligations which may cause greater fluctuations in market values. The market values of the Portfolio’s investments may also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

(10)	Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2011.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Alpha Strategy Portfolios, LP:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Alpha Strategy Portfolios, LP (the “Fund”) comprising the SEI LIBOR Plus Portfolio, (the “Portfolio”) as of May 31, 2011, and the related statement of operations for the year then ended, statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of May 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 29, 2011

SEI Alpha Strategy Portfolios, LP

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

•

Actual Portfolio Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/01/10	Ending Account Value 05/31/11	Annualized Expense Ratios	Expenses Paid During Period*
SEI LIBOR Plus Portfolio
Actual Fund Return	$1,000.00	$1,017.40	0.17%	$0.86
Hypothetical 5% Return	1,000.00	1,024.08	0.17	0.86

•	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited)

The following chart lists Trustees and Officers as of June 23, 2011.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the directors, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	Chairman of the Board of Trustees*	Since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., and SEI Structured Credit Fund, L.P.

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee /Director[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES (continued)
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee*	Since 1982	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Fund, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	84	Trustee of The Inner Advisors’ Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Global Nominee, Ltd., SEI Investments – Unit Trust Management (UK), Limited, SEI Investments (Asia), Limited, and SEI Asset Korea Co., Ltd.

TRUSTEE
George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 65 yrs. old	Director	Since 1996	Self-employed consultant, Newfound Consultants, Inc. since April 1997.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Structured Credit Fund L.P. and member of the independent review committee for SEI’s Canadian-registered mutual funds.

Rosemarie B. Greco One Freedom Valley Drive, Oaks, PA 19456 65 yrs. old	Director	Since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	84	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 53 yrs. old	Director	Since 2003	Founder and Managing Director, Avec Capital, since April 2008. Managing Director, Cue Capital from March 2002 to March 2008	84	Director of SEI Structured Credit Fund, L.P.

James M. Williams One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Director	Since 2004	Vice President and Chief investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	84	Trustee/Director of Ariel Mutual Funds and SEI Structured Credit Fund, L.P.

Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Director	Since 2007	Private Investor since 1994.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Director	Since 2008	Retired since 2005. Chief Executive Officer and Chair of the Board of Directors AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer INVESCO North America, September 2003-December 2005.	84	Director of BancGroup, Inc. and St. Joseph’s Translational Research Institute, Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 64 yrs. Old	President & CEO	Since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A

Peter A. Rodriguez One Freedom Valley Drive, Oaks, PA 19456 49 yrs. old	Controller & Chief Financial Officer	Since 2011	Director, Fund Accounting, SEI Investments Global Fund Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009)	N/A	N/A

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS
Russell Emery One Freedom Valley Drive, Oaks, PA 19456 48 yrs. old	Chief Compliance Officer	Since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Advisor Managed Trust since 2010.	N/A	N/A

Timothy D. Barto One Freedom Valley Drive, Oaks, PA 19456 43 yrs. old	Vice President & Secretary	Since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (concluded)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS (continued)
James Ndiaye One Freedom Valley Drive, Oaks, PA 19456 42 yrs. old	Vice President & Assistant Secretary	Since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A

Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 40 yrs. old	Vice President & Assistant Secretary	Since 2008	Vice President and Assistant Secretary of SIMC since 2008. Associate at Stark & Stark (2004-2007).	N/A	N/A

David McCann One Freedom Valley Drive, Oaks, PA 19456 35 yrs. old	Vice President & Assistant Secretary	Since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker, Bidder & Reath LLP, (2005-2008).	N/A	N/A

John J. McCue One Freedom Valley Drive, Oaks, PA 19456 47 yrs. old	Vice President	Since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A

Keri E. Rohn One Freedom Valley Drive, Oaks, PA 19456 30 yrs. old	Anti-Money Laundering Compliance Officer	Since 2011	Compliance Officer of SEI Investments Company, since 2003.	N/A	N/A

	Privacy Officer	Since 2009

*	Messrs. Nesher and Doran are Directors who may be deemed as “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Fund’s Distributor.
[1]

Each Director shall hold office during the lifetime of the Fund until the election and qualification of his of her successor, or until he or she sooner dies, resigns or is removed in accordance with the Fund’s By-Laws.

[2]

The Fund complex includes the following: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP., and Adviser Managed Trust.

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Alpha Strategy Portfolios, LP (the “Fund”) has been established to facilitate the investment needs of registered investment company clients and institutional clients (“clients”) of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Fund. The Fund establishes various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s clients.

The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the “Portfolio”). The Fund and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Fund’s Board of Directors (the “Board”), the Portfolio’s sub-advisers (the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers are also responsible for managing their employees who provide services to the Portfolio. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Portfolio’s Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Portfolio’s Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Fund’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Portfolio that the Board reviews during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The Directors also receive a memorandum from Portfolio counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

whether to renew the Fund’s Investment Advisory Agreements. Finally, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Portfolio compared with the fees each charge to comparable mutual funds; (vi) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Portfolio-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Portfolio’s performance compared with similar mutual funds.

At the March 22, 2011 meeting of the Board of Directors, the Directors, including a majority of the Independent Directors, approved the Advisory Agreement and the selection of SIMC to act as adviser to the Portfolio. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Portfolio under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Portfolio;

•	the Portfolio’s investment performance and how it compared to that of other comparable mutual funds;

•	the Portfolio’s expenses under the Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of SIMC and its affiliates with respect to the Portfolio, including both direct and indirect benefits accruing to SIMC and its affiliates; and

•

the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Advisory Agreement reflects those economies of scale for the benefit of Portfolio investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Portfolio and the resources of SIMC and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. The Directors found

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Portfolio and the resources of SIMC and its affiliates dedicated to the Portfolio supported renewal of the Advisory Agreement.

Portfolio Performance. The Board of Directors considered Portfolio performance in determining whether to renew the Advisory Agreement. Specifically, the Directors considered the Portfolio’s performance relative to its peer group and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Directors considered the composition of each peer group and selection criteria. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Portfolio. The Directors found Portfolio performance satisfactory, and, where performance was below the benchmark, the Directors were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

Portfolio Expenses. With respect to the Portfolio’s expenses under the Advisory Agreement, the Directors considered the rate of compensation called for by the Advisory Agreement and the Portfolio’s net operating expense ratio in comparison to those of other comparable mutual funds. The Directors also considered information about average expense ratios of comparable mutual funds in the Portfolio’s peer group. The Directors further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Directors considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Portfolio expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Portfolio’s net operating expenses at a competitive level for its distribution channel. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Directors considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Portfolio by SIMC and its affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Directors considered the existence of any economies of scale and whether those were passed along to the Portfolio’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio obtains reasonable benefit from economies of scale.

Based on the Directors’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(concluded)

the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent directors as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2011 and for fiscal year 2010 as follows:

		Fiscal Year 2011			Fiscal Year 2010
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$39,500	$0	$0	$34,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$244,500	$0	$0	$244,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	Not Applicable.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2011	FYE 2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)(1)	The aggregate non-audit fees and services billed by KPMG for the fiscal year 2011 and fiscal year 2010 were $244,500 and $244,500, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13 and agreed upon procedures report over certain internal controls related to compliance with federal securities laws.

(h)

During the past fiscal year no non-audit services were provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Located under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Directors (the “Board”). Pursuant to the Committee’s Charter, adopted on June 29, 2007, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 29, 2011

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: July 29, 2011